Deferred Tax Liabilities/(Assets) - Schedule of Movement in Deferred Tax Liabilities/(Assets) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement in Deferred Tax Liabilities/(Assets) [Abstract]
At beginning of financial year	$ (13,629)	$ 31,725
Charged to profit or loss (Note 18)	(16,158)	(45,354)
At end of financial year	$ (29,787)	$ (13,629)